Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of composition of income tax expenses

The following table presents the composition of income tax expenses for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31,
	2023	2024
	RMB	RMB
Current income tax expenses (benefits)	850	(927)
Deferred income tax (benefits) expenses	(44,631)	48,185
Income tax (benefits) expenses	(43,781)	47,258

	Year ended December 31,
	2025
	RMB	US$
Current income tax (benefits) expenses
PRC	(3,279)	(469)
Hong Kong	4,959	709
Japan	17,667	2,526
Other	145	22
Total current tax expenses	19,492	2,788
Deferred income tax (benefits) expenses
PRC	(11,518)	(1,647)
Hong Kong	940	134
Other	(445)	(64)
Total deferred tax benefits	(11,023)	(1,577)
Total income tax (benefits) expenses
PRC	(14,797)	(2,116)
Hong Kong	5,899	843
Japan	17,667	2,526
Other	(300)	(42)
Total income tax expenses	8,469	1,211

Schedule of (loss) income before income taxes

(Loss) income before income taxes consists of:

	Year ended December 31,
	2023	2024
	RMB	RMB
PRC	(251,578)	(382,509)
Non-PRC	(386,072)	(171,819)
Total	(637,650)	(554,328)

	Year ended December 31,
	2025
	RMB	US$
PRC	(250,372)	(35,802)
Hong Kong	51,817	7,410
Singapore	(16,453)	(2,353)
Cayman Islands	(59,621)	(8,526)
Japan	48,387	6,920
Other	(441)	(63)
Total	(226,683)	(32,414)

Reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

The reconciliation of the differences between the statutory tax rate and the effective tax rate for the years ended December 31, 2024 and 2023 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB
Loss before income tax	(637,650)	(554,328)
Income tax benefit computed at the PRC statutory tax rate of 25%	(159,413)	(138,582)
Effect of different tax rates in different jurisdictions	84,086	45,721
Effect of tax holiday and preferential tax rates	2,981	29,949
Research and development super-deduction	(8,749)	(10,073)
Non-taxable income(i)	(5,488)	(4,956)
Non-deductible expenses(ii)	21,538	9,330
Effect of change in tax rate	3,080	2,788
Outside basis difference on investment	(33,413)	(7,869)
Changes in uncertain tax position	(4,183)	(6,331)
Effect of goodwill impairment	—	22,934
Withholding tax and others	22,683	17,084
Changes in valuation allowance	33,097	87,263
Income tax (benefits) expenses	(43,781)	47,258

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Newly adopted accounting standard updates, the reconciliation of the differences between the statutory tax rate and the effective tax rate for the year ended December 31, 2025 was as follows:

	Year ended December 31,
	2025
	RMB	US$	Percent
Loss before income tax	(226,683)	(32,414)
PRC statutory income tax rate	25%	25%
Income tax benefit computed at the PRC statutory tax rate of 25%	(56,669)	(8,101)	25.0%
Domestic tax effects
Effect of tax holiday and preferential tax rates	28,496	4,075	(12.6%)
Changes in Valuation Allowances	27,939	3,995	(12.3%)
Research and development super-deduction	(11,196)	(1,601)	4.9%
Non-taxable income(i)	(143)	(20)	0.1%
Non-deductible expenses(ii)	923	132	(0.4%)
Expiration of net operating losses	6,471	925	(2.9%)
PRC withholding tax	255	36	(0.1%)
Other	379	54	(0.2%)
Foreign tax effects
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	14,905	2,131	(6.6%)
Other	(445)	(64)	0.2%
Hong Kong
Statutory tax rate difference between PRC and other jurisdictions	(4,404)	(630)	1.9%
Non-taxable income(i)	(3,575)	(511)	1.6%
Non-deductible expenses(ii)	380	54	(0.2%)
Changes in Valuation Allowances	(1,605)	(230)	0.7%
Withholding tax	2,534	363	(1.1%)
Other	(383)	(55)	0.2%
Singapore
Statutory tax rate difference between PRC and other jurisdictions	1,316	188	(0.6%)
Changes in Valuation Allowances	3,233	462	(1.4%)
Other	(436)	(62)	0.2%
Japan
Statutory tax rate difference between PRC and other jurisdictions	6,562	938	(2.9%)
Other	(992)	(142)	0.4%
Other foreign jurisdictions	255	36	(0.1%)
Worldwide changes in unrecognized tax benefits	(5,331)	(762)	2.4%
Income tax expense	8,469	1,211	(3.8%)

(i)
Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments or upward fair value adjustment of long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)
Non-deductible expenses mainly consist of share-based compensation expenses, entertainments, disposal losses or impairment of long-term investments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Schedule of deferred tax assets and deferred tax liabilities	Deferred tax assets and liabilities

	As of December 31,
	2024	2025
	RMB	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets	128,581	112,913	16,146
Deferred tax liabilities	43,046	21,711	3,105

The tax effects of significant temporary differences that give rise to the deferred tax balances as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets:
Tax losses carry forward	733,771	738,219	105,564
Equity investment loss	177,280	188,329	26,930
Allowance for credit losses	38,071	48,604	6,950
Intangible assets and accrued expenses	8,105	8,221	1,176
Share-based compensation	235	235	34
Other	50,846	36,624	5,237
Total deferred tax assets	1,008,308	1,020,232	145,891
Less: valuation allowance	(874,116)	(903,571)	(129,209)
Net deferred tax assets	134,192	116,661	16,682
Deferred tax liabilities:
Outside basis difference on investment	15,883	15,011	2,147
Equity method investment and unrealized gains	536	427	61
Right-of-use asset and others	5,075	3,320	475
Intangible assets acquired from business acquisition	27,163	6,701	958
Total deferred tax liabilities	48,657	25,459	3,641

The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented:

	2024	2025
	RMB	RMB	US$
Balance at January 1	(786,853)	(874,116)	(124,997)
Additions	(127,852)	(71,837)	(10,273)
Decreases	40,589	42,382	6,061
Balance at December 31	(874,116)	(903,571)	(129,209)

Reconciliation of the beginning and ending amount of unrecognized tax benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2024	2025
	RMB	RMB	US$
Balance at January 1	168,416	163,120	23,326
Additions based on tax positions related to current year	467	1,166	166
Reversal based on tax positions related to prior years	(7,932)	(5,477)	(783)
Foreign exchange translation adjustments	2,169	(3,275)	(468)
Balance at December 31	163,120	155,534	22,241